TRADE ACCOUNTS RECEIVABLE - IMPAIRMENT LOSSES FOR BAD AND DOUBTFUL DEBTS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Balance at beginning of year	¥ 1,848
Balance at end of year	3,860	¥ 1,848
Financial assets neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Balance at beginning of year	1,848	606	¥ 612
Provision for the year	2,173	1,566	83
Written back for the year	(68)	(283)	(77)
Written off for the year	(23)	(41)	(19)
Others	(70)		7
Balance at end of year	¥ 3,860	¥ 1,848	¥ 606